Note 8 - Fair Value Measurements (Tables)	11 Months Ended
Dec. 05, 2018
Notes Tables
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	Quoted Prices	Significant Other	Significant Other
	in Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Cash	$238,473,957
	Quoted Prices	Significant Other	Significant Other
	in Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Cash and marketable securities held in Trust Account	$235,195,034